Note 2 - Summary of Significant Accounting Policies: l. Review of Carrying Value of Property, Mineral Rights and Equipment for Impairment (Policies)	12 Months Ended
Sep. 30, 2016
Policies
l. Review of Carrying Value of Property, Mineral Rights and Equipment for Impairment

l.      Review of Carrying Value of Property, Mineral Rights and Equipment for Impairment – We review the carrying value of property, mineral rights, and equipment for impairment whenever events and circumstances indicate that the carrying value of an asset may not be recoverable from the estimated future cash flows expected to result from its use and eventual disposition. In cases where undiscounted expected future cash flows are less than the carrying value, an impairment loss is recognized equal to an amount by which the carrying value exceeds the fair value of assets. The factors considered by management in performing this assessment include current operating results, trends and prospects, the manner in which the property is used, the effects of obsolescence, demand, competition, and other economic factors.